Taxes on Income - Schedule of Tax Rate Applicable to Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax Rate Applicable To Income [Abstract]
Loss before taxes	$ (2,108)	$ (1,866)	$ (2,901)
Sweden corporate tax rate	20.60%	20.60%	20.60%
Theoretical tax benefit	$ (435)	$ (384)	$ (598)
Effect of different tax rates in foreign subsidiaries	(33)	(30)	65
for which deferred taxes were not created	468	414	533
Taxes on income for the reported year